Series A Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2012
Series A Convertible Redeemable Preferred Shares

8. Series A Convertible Redeemable Preferred Shares

On September 3, 2007, the Company issued 2,950,000 Series A convertible redeemable preferred shares (“Series A Shares”) at a price of $1.322 per share for total consideration of $3,900,000. Upon completion of the Group’s IPO in November 2010, the Series A Shares were converted into ordinary shares.

The key terms of the Series A Shares were as follows:

Conversion

Each holder of Series A Shares had the right, at such holder’s sole discretion, to convert all or any portion of the Series A Shares into ordinary shares at any time. The initial conversion price was the issuance price of $1.322 per share ($0.661 post-split), subject to adjustment in the event of (1) stock splits, share combinations, share dividends, recapitalizations and similar events, and (2) issuance of ordinary shares at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price would have been reduced concurrently to the subscription price of such issuance. The aforementioned provisions are hereinafter referred to as the “Conversion Feature”.

The Series A Shares were automatically convertible into ordinary shares at the then applicable conversion price upon (1) the date specified by written consent or agreement by the holders of at least 60% of the Series A Shares then outstanding; or (2) the closing of a Qualified Initial Public Offering (“QIPO”). A QIPO referred to a firm underwritten public offering of ordinary shares of the Company in the United States Securities Act of 1933 with gross proceeds to the Company in excess of $50,000,000 (prior to underwriters’ discount and commission) and an implied valuation of the Company prior to such offering of at least $300,000,000, or in a similar public offering in another jurisdiction which results the ordinary shares traded publicly on a recognized regional or national securities exchange; provided that such offering satisfies the foregoing gross proceeds and valuation requirements.

The conversion option can only be settled by issuance of ordinary shares except that fractional shares may be settled in cash.

Voting Rights

The holders of Series A Shares were entitled to vote with ordinary shareholders on an as-converted basis.

Dividends

The holders of Series A Shares were entitled to receive out of any funds legally available, when and if declared by the Company’s board of directors, a non-cumulative dividend of 5% per annum in preference to any dividend on any other class or series of shares. No dividends or other distributions (whether in cash, in property, or in shares of the Company) could have been made or declared with respect to any other class or series of shares of the Company unless and until a dividend in like amount was fully paid on all outstanding Series A Shares on an as-converted basis. No dividends could have been declared without the affirmative votes or unanimous written consent of all the directors, including the Series A Shares representatives.

Redemption

At any time after five years from the Series A Shares issue date, at the option of any holder of Series A Shares, the Company may have been required to redeem all, but not less than all, of the Series A Shares by such holder at a redemption price per share equal to the greater of: (1) issue price plus a compounded 5% return per annum, or (2) the fair market value of the Series A Shares.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Series A Shares were entitled to receive, prior to any distribution to the holders of ordinary shares or any other class or series of shares, an amount per share equal to 150% of issue price (the “Preference Amount”). After the Preference Amount was paid, any remaining funds or assets legally available for distribution would have been distributed pro rata among the holders of Series A Shares together with ordinary shares.

In the event of a sale, conveyance or disposition of all or substantially all of the assets of the Company or any PRC subsidiary, (ii) an exclusive licensing of substantially all of the intellectual property of the Company or any PRC subsidiary to any third party; or (iii) a consolidation or merger of the Company or any PRC subsidiary with or into any other company or companies in which the existing shareholders of the Company as of the Series A issuance do not retain a majority of the voting power in the surviving company, the Company was required to pay the amount received by the Company to the holders of the Series A Shares an amount per share equal to (1) 150% of the Series A issue price; or (ii) 100% of the Series A issue price, if the total proceeds received was equal to or more than $81,250,000 (“Put Option”).

Registration Rights

The Series A Shareholders had the following registration rights: (i) demand registration rights, (ii) piggyback registration rights, and (iii) Form S-3 registration rights. The Company was required to use its best effort to affect the registration if requested by the such shareholders, but in no event was it required to transfer consideration to the them if a registration failed or could not have been be maintained effective.

The Group determined that both the Conversion Feature and Put Option were required to be combined as a compound derivative, bifurcated from the Series A Shares and recognized at fair value. The Group recorded a derivative of $147,500 at the issue date and subsequently recognized the increase in fair value of $796,500 as an expense for the year ended December 31, 2009 and recognized the decrease in fair value of $354,000 as income for the year ended December 31, 2010 in the consolidated statements of operations.

Because the Series A Shares were automatically convertible into ordinary shares upon a QIPO, the ability of holders to redeem such shares on or after September 3, 2012 was contingent upon a QIPO not occurring in five years. Upon issuance, the Group deemed redemption to be probable and accreted the Series A Shares to their redemption value. The redemption value for accretion is deemed to be the issue price plus a 5% annual compounded return. The ability to redeem at fair value, to the extent greater than the issue price plus the 5% return, was accounted for separately as part of the bifurcated Conversion Feature. The Group elected to recognize the change in the redemption value immediately as they occurred. As a result, during the years ended December 31, 2010, the Group recognized $108,348 as deemed dividends, which reflects the 5% redemption rate.

In June 2010, the aforementioned redemption provision was modified to remove the option to settle the Series A Shares at fair value and permit redemption only at the issue price plus a compounded 5% return per annum. All other terms remained the same. As a result of the modification, the Group determined that the Conversion Feature and Put Option could no longer be net settled and, as such, would no longer meet all the required criteria to be accounted for as embedded derivatives. Accordingly, the Group derecognized the compound derivative by reclassifying the fair value of the derivative liability as of the modification date of $2,153,500 to additional paid-in-capital as the Group deemed the modification to be a transaction among shareholders.

There were no charges related to the Series A Convertible Redeemable Preferred Shares recorded during the years ended December 31, 2011 and 2012 as they were converted into ordinary shares upon completion of the Group’s IPO in November 2010.